Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2022
Other Provisions, Contingent Liabilities, and Contingent Assets [Abstract]
Summary of commitments	The Company’s unconditional purchase commitments are as follows:

(in millions)	December 31, 2022	December 31, 2021
Contracts for capital expenditures	$2,774	$2,995
Contracts for operating expenditures	3,587	3,405
	$6,361	$6,400
Due within the next 12 months	$2,732	$3,543